THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value (000)
BELGIUM — 2.0%
REAL ESTATE — 2.0%
VGP	9,051	$927

		927

CANADA — 3.3%
MATERIALS — 3.3%
Franco-Nevada	6,786	1,563

		1,563

DENMARK — 1.1%
HEALTH CARE — 1.1%
Ascendis Pharma *	2,276	522

		522

FRANCE — 4.7%
CONSUMER DISCRETIONARY — 1.8%
Accor	16,703	826

CONSUMER STAPLES — 1.6%
L'Oreal ADR	8,845	762

INDUSTRIALS — 1.3%
Airbus ADR	12,184	627

		2,215

HONG KONG — 2.7%
FINANCIALS — 2.7%
AIA Group	116,640	1,267

		1,267

JAPAN — 6.4%
FINANCIALS — 3.0%
Mitsubishi UFJ Financial Group ADR	51,548	925
Sumitomo Mitsui Financial Group	13,674	481

		1,406
INDUSTRIALS — 3.4%
Daiei Kankyo	9,433	227
FANUC	31,048	1,364

		1,591
		2,997

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
NETHERLANDS — 2.1%
INFORMATION TECHNOLOGY — 2.1%
ASML Holding, Cl G	689	$991

		991

SPAIN — 4.8%
CONSUMER DISCRETIONARY — 2.0%
Industria de Diseno Textil	15,744	934

FINANCIALS — 2.8%
Banco Santander ADR	107,271	1,308

		2,242

SWEDEN — 2.6%
INDUSTRIALS — 2.6%
Sandvik	29,712	1,233

		1,233

SWITZERLAND — 5.7%
CONSUMER STAPLES — 1.3%
Nestle ADR	6,075	617

HEALTH CARE — 1.9%
Novartis ADR	5,914	874

INDUSTRIALS — 2.5%
ABB ADR	11,607	1,166

		2,657

UNITED KINGDOM — 2.9%
ENERGY — 2.9%
Shell PLC ADR	15,038	1,364

		1,364

UNITED STATES — 56.6%
COMMUNICATION SERVICES — 4.4%
Alphabet, Cl C	2,704	1,033
Verizon Communications	21,945	1,054

		2,087
CONSUMER DISCRETIONARY — 3.1%
Amazon.com *	5,506	1,459

CONSUMER STAPLES — 1.7%
Costco Wholesale	785	796

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
ENERGY — 5.5%
EOG Resources	4,543	$639
SLB	27,412	1,559
Williams	4,868	371

		2,569
FINANCIALS — 8.5%
Berkshire Hathaway, Cl B *	2,442	1,157
Goldman Sachs Group	1,261	1,165
JPMorgan Chase	2,806	879
Visa, Cl A	2,331	769

		3,970
HEALTH CARE — 9.3%
CareDx *	22,802	474
Illumina *	8,869	1,124
Natera *	4,415	910
Regeneron Pharmaceuticals	1,872	1,324
Vertex Pharmaceuticals *	1,297	554

		4,386
INDUSTRIALS — 1.6%
BWX Technologies	2,694	583
Kratos Defense & Security Solutions *	2,758	174

		757
INFORMATION TECHNOLOGY — 18.7%
Apple	3,787	1,028
Broadcom	2,314	966
Cadence Design Systems *	3,455	1,139
Cognex	30,423	1,689
Crowdstrike Holdings, Cl A *	1,223	545
Impinj *	8,459	1,226
IonQ *	4,766	215
NVIDIA	6,959	1,389
Snowflake, Cl A *	3,620	494

		8,691

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
UTILITIES — 3.8%
American Electric Power	7,985	$1,095
Atmos Energy	3,776	717

		1,812
		26,527

TOTAL COMMON STOCK
(Cost $24,875)		44,505

TOTAL INVESTMENTS— 94.9%
(Cost $24,875)		$44,505

Percentages are based on Net Assets of $46,873 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CCT-QH-001-1200